Investment Property - Summary of Income and Expenses from Investment Properties (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental Income From Investment Property Net Of Direct Operating Expense [Abstract]
Rental income from investment properties	$ 192,719	$ 167,429	$ 163,660
Income from the sale of investment properties	0	0	1,800,933
Direct operating expense from investment properties generating rental income	(78,367)	(71,339)	(163,767)
Direct operating expense from investment properties not generating rental income			(337,770)
Total	$ 114,352	$ 96,090	$ 1,463,056